                                                                 CIK: 0001046407

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                        March 8, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  Paragon Separate Account D
          File No. 811-08385

Commissioners:

     Annual reports dated December 31, 2011 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of Paragon Separate Account D of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain portfolios of DWS Variable Series I are incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The Annual reports for certain portfolios of DWS Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The Annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual reports for certain portfolios of MFS(R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000918294, File No. 811-07143.

The Annual reports for certain portfolios of T. Rowe Price Fixed Income Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000920467, File No. 811-07153.

                                        Sincerely,


                                        /s/ Paula J. Minella
                                        ----------------------------------------
                                        Paula J. Minella, Esq.